Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	May 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Legal Fees	$ 24,160	$ 5,503	$ 100,349	$ 7,003
Due to Related Parties, Current	$ 16,330		$ 35,475	$ 5,503
Executive Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Due to affiliate					$ 3,000